UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             OKUMUS Capital, L.L.C.
Address:          850 Third Avenue, 10th Floor
                  New York, NY 10022
13F File Number:  028-06641

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ahmet H. Okumus

Title:  Managing Member and Chief Investment Officer

Phone:  212-201-2650
Signature, Place, and Date of Signing:

    /s/Ahmet H. Okumus       New York, New York    August 14, 2002

Report Type (Check only one.):
[ X]    13F HOLDINGS REPORT.
[  ]    13F NOTICE.
[  ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:    NONE.

FORM 13F SUMMARY PAGE Report Summary:
Number of Other Included Managers:        3
Form 13F Information Table Entry Total:   47
Form 13F Information Table Value Total:   $532,821,869

List of Other Included Managers:          OKUMUS Advisors, LLC
                                          OKUMUS Technology Advisors, LLC
                                          OKUMUS Market Neutral Advisors, LLC
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                                                    FORM 13F INFORMATION TABLE

                             TITLE                                SHARES/    SH/ PUT/ INVSTMT    OTHER       VOTING AUTHORITY
        NAME OF ISSUER     OF CLASS    CUSIP         VALUE        PRN AMT    PRN CALL DSCRETN   MANAGERS    SOLE   SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications Inc.   COM     000886101      34,353,537  15,001,545  SH          SOLE               15,001,545
Apple Computer Inc            PUT     037833950         875,000      35,000       PUT    SOLE                   35,000
Applied Micro Circuits Corp.  PUT     03822W959       1,534,500      27,900       PUT    SOLE                   27,900
Bristol Meyers Squibb Co      COM     110122108      94,067,140   3,660,200  SH          SOLE                3,660,200
Ciena Corp.                   COM     171779101       5,187,220   1,238,000  SH          SOLE                1,238,000
Ciena Corp.                   CALL    171779901           7,200         360      CALL    SOLE                      360
Citrix Systems Inc.           COM     177376100      25,580,340   4,235,500  SH          SOLE                4,235,500
Citrix Systems Inc.           PUT     177376950          11,000         300       PUT    SOLE                      300
Check Point Software
  Technologies LT             ORD     M22465104      27,501,036   2,028,100  SH          SOLE                2,028,100
Compuware Corp.               COM     205638109      69,548,060  11,458,000  SH          SOLE               11,458,000
Comverse Technology Inc       CALL    205862902          23,790         793      CALL    SOLE                      793
Comverse Technology Inc       PUT     205862952             300          20       PUT    SOLE                       20
Comverse Technology Inc       COM     205862402         734,318      79,300  SH          SOLE                   79,300
EMC Corp.                     COM     268648102     120,060,855  15,902,100  SH          SOLE               15,902,100
EMC Corp.                     CALL    268648902       2,392,770      52,956      CALL    SOLE                   52,956
Genesis Microchip Inc         PUT     37184C953         968,550      17,610       PUT    SOLE                   17,610
Legato Systems Inc            COM     524651106       1,026,720     285,200  SH          SOLE                  285,200
Lattice Semiconductor Corp    COM     518415104      26,954,160   3,084,000  SH          SOLE                3,084,000
I2 Technologies Inc           COM     465754109          11,100       7,500  SH          SOLE                    7,500
I2 Technologies Inc           PUT     465754959          90,000       1,000       PUT    SOLE                    1,000
JD Edwards & Co               CALL    281667905          93,900       6,260      CALL    SOLE                    6,260
JDS Uniphase                  PUT     46612J951         197,805      13,187       PUT    SOLE                   13,187
Lucent Technologies Inc       COM     549463107       5,021,500   3,025,000  SH          SOLE                3,025,000
LSI Logic Corp                PUT     502161952       3,000,000      20,000       PUT    SOLE                   20,000
LSI Logic Corp                COM     502161102       1,487,500     170,000  SH          SOLE                  170,000
Macromedia Inc                PUT     556100955         494,900      11,000       PUT    SOLE                   11,000
Manugistics Group Inc         PUT     565011953         469,200      15,640       PUT    SOLE                   15,640
Molex Inc                     CALL    608554901         188,600       1,640      CALL    SOLE                    1,640
Net Perceptions Inc.          COM     64107U101         871,794     785,400  SH          SOLE                  785,400
Parametric Technology Corp    COM     699173100       3,734,687   1,043,500  SH          SOLE                1,043,500
Peoplesoft Inc                PUT     712713956       1,100,000      20,000       PUT    SOLE                   20,000
Perot Systems Corp            PUT     714265955       1,687,500      22,500       PUT    SOLE                   22,500
RSA Security Inc.             COM     749719100       8,400,184   1,746,400  SH          SOLE                1,746,400
RSA Security Inc.             PUT     749719950         458,160       7,636       PUT    SOLE                    7,636
Remec Inc.                    COM     759543101         279,418      49,807  SH          SOLE                   49,807
Schering Plough Corp          COM     806605101      52,193,820   2,121,700  SH          SOLE                2,121,700
Siebel Systems Inc            PUT     826170952         300,150      20,010       PUT    SOLE                   20,010
SmartForce Pub Ltd Co       SPR ADR   83170A206       6,099,600   1,794,000  SH          SOLE                1,794,000
SmartForce Pub Ltd Co         CALL    83170A906          15,000       3,000      CALL    SOLE                    3,000
Stilwell Financial Inc        COM     860831106      11,120,200     611,000  SH          SOLE                  611,000
Sun Microsystems Inc          COM     866810104       8,319,856   1,660,650  SH          SOLE                1,660,650
Sun Microsystems Inc          CALL    866810904          48,000       1,200      CALL    SOLE                    1,200
Sun Microsystems Inc          PUT     866810954       3,770,000      94,250       PUT    SOLE                   94,250
Sybase Inc                    COM     871130100       4,290,685     406,700  SH          SOLE                  406,700
Tellabs Inc                   COM     879664100          42,780       6,900  SH          SOLE                    6,900
Viant Corp.                   COM     92553N107       5,169,968   4,257,777  SH          SOLE                4,257,777
Wind River Systems Inc        COM     973149107       3,039,066     606,600      CALL    SOLE                  606,600
                                          TOTAL     532,821,869

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